Unaudited Subsequent Event Post Issuance (Details) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 04, 2025	Feb. 04, 2025	Jan. 30, 2024	Dec. 31, 2024	Mar. 31, 2024	Jan. 08, 2025
Unaudited Subsequent Event Post Issuance (Details) [Line Items]
Aggregate shares of common stock		125,000		50,000
Seeking damages			$ 10,000,000	$ 15,900,000	$ 15,900,000
Interest rate	15.00%
Second Reverse Stock Split [Member]
Unaudited Subsequent Event Post Issuance (Details) [Line Items]
Aggregate shares of common stock				1,000,000
Subsequent Event [Member]
Unaudited Subsequent Event Post Issuance (Details) [Line Items]
Aggregate shares of common stock	6,682,720
Percentage investors	2.00%
Seeking damages	$ 8,480,000
Interest rate						8.25%
Subsequent Event [Member] | Second Reverse Stock Split [Member]
Unaudited Subsequent Event Post Issuance (Details) [Line Items]
Aggregate shares of common stock	133,654,397	2,500,000